Goldman Sachs Buffered S&P 500 Fund - Mar-Sep Annual Fund Operating Expenses - Inst [Member] - Goldman Sachs Buffered S&P 500 Fund - Mar-Sep	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	4.31%	[1]
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	4.86%	[2]
Fee Waiver or Reimbursement	(4.14%)	[3]
Net Expenses (as a percentage of Assets)	0.72%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The “Total Annual Fund Operating Expenses” do not correlate to the ratio of total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.184% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2027, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.